INVESCO FUNDS                             INVESCO Funds Group, Inc.
                                          7800 East Union Avenue
                                          Denver, Colorado  80237
                                          Post Office Box 173706
                                          Denver, Colorado 80217-3706
                                          Telephone: 303-930-6300



March 9, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Sector Funds, Inc.
        (formerly, INVESCO Strategic Portfolios, Inc.)
      1933 Act No. 002-85905
      1940 Act No. 811-3826
      CIK No. 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Sector Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus for INVESCO Energy, Environmental Services, Financial Services, Gold, Health Sciences, Leisure, Technology -- Class II and Utilities Funds, its Prospectus for Technology Fund -- Class I and Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 24 under the Securities Act of 1933 and
Amendment No. 24 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on March 1, 1999. This Post-Effective Amendment became effective March 1, 1999.

If you have any questions or comments, please contact the undersigned at 303/930-6526.

Sincerely,


/s/ James F. Lummanick
------------------------------
James F. Lummanick
Vice President, Assistant
  General Counsel